HATTERAS MULTI-STRATEGY FUND, L.P.
and
HATTERAS MULTI-STRATEGY TEI FUND, L.P.
(the “Funds”)

Supplement dated October  20, 2009,
to the Prospectus dated August 1, 2009

The section entitled “CUSTODIAL SERVICES” on page 9 is removed in its entirety and replaced with the following:

CUSTODIAL SERVICES. UMB Bank, N.A. (the “Custodian”) serves as the custodian of the Funds’ and the Offshore Fund’s assets.  The Custodian also serves as the custodian of the Master Fund’s assets not held by U.S. Bank National Association (“U.S. Bank” and together with the Custodian, the “Custodians”).  U.S. Bank serves as the custodian of the Master Fund’s assets that are used to collateralize any borrowings pursuant to the Master Fund’s credit facility with Credit Suisse International (“Credit Suisse”).  The Custodians may maintain custody of assets with domestic and non-U.S. subcustodians (which may be banks, trust companies, securities depositories and clearing agencies) approved by the Board. Assets are not held by the Investment Manager or commingled with the assets of other accounts except to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of such custodian. The Custodian’s principal business address is 1010 Grand Boulevard, Kansas City, Missouri 64106. The Custodian is an affiliate of the Administrator.  U.S. Bank’s principal business address is 800 Nicollet Mall, Minneapolis, Minnesota 55402.

The section entitled “CREDIT FACILITY” on page 31 is removed in its entirety and replaced with the following:

CREDIT FACILITY. The Funds and the Master Fund may enter into one or more credit agreements or other similar agreements negotiated on market terms (each, a “Borrowing Transaction”) with one or more banks or other financial institutions which may or may not be affiliated with the Investment Manager (each, a “Financial Institution”) as chosen by the Investment Manager and approved by the Boards of each Fund and the Master Fund, as applicable. To facilitate such Borrowing Transactions, the Funds and the Master Fund may pledge their assets to the Financial Institution.  Currently, the Master Fund has established a secured line of credit with Credit Suisse and has agreed to pledge certain assets, to be held in custody by U.S. Bank, as collateral against any drawdown it makes on the line of credit.

Any Borrowing Transaction, including the current agreement with Credit Suisse, will primarily be used to provide the Funds or the Master Fund, as applicable, with liquidity for investments.  Borrowing Transactions may be used for additional purposes, including to pay fees and expenses, to make annual income distributions and to satisfy certain repurchase offers in a timely manner to ensure liquidity for the investors.

The word “CUSTODIAN” appearing in the Table of Contents of the Statement of Additional Information on page 55 is replaced with “CUSTODIANS”.

The following is added beneath the reference to UMB Bank, N.A. and its address under the heading “Custodian Bank” appearing on the back cover:

U.S. Bank National Association (as to assets collateralizing the Master Fund’s line of credit)
800 Nicollet Mall
Minneapolis, MN 55402

PLEASE RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

HATTERAS MULTI-STRATEGY FUND, L.P.
and
HATTERAS MULTI-STRATEGY TEI FUND, L.P.
(the “Funds”)

Supplement dated October  20, 2009,
to the Statement of Additional Information dated August 1, 2009

The word “CUSTODIAN” appearing in the Table of Contents is replaced with “CUSTODIANS”.

The section entitled “CUSTODIAN” on page 36 is removed in its entirety and replaced with the following:

CUSTODIANS

UMB Bank, N.A. (the “Custodian”) serves as the custodian of the Funds’ and the Offshore Fund’s assets.  The Custodian also serves as the custodian of the Master Fund’s assets not held by U.S. Bank National Association (“U.S. Bank” and together with the Custodian, the “Custodians”).  U.S. Bank serves as the custodian of the Master Fund’s assets that are used to collateralize any borrowings pursuant to the Master Fund’s credit facility with Credit Suisse International (“Credit Suisse”).  The Custodians may maintain custody of assets with domestic and non-U.S. subcustodians (which may be banks, trust companies, securities depositories and clearing agencies) approved by the Board. Assets are not held by the Investment Manager or commingled with the assets of other accounts except to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of such custodian. The Custodian’s principal business address is 1010 Grand Boulevard, Kansas City, Missouri 64106. The Custodian is an affiliate of the Administrator.  U.S. Bank’s principal business address is 800 Nicollet Mall, Minneapolis, Minnesota 55402.

PLEASE RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE